Compensation Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended							12 Months Ended
	Nov. 30, 2011		Nov. 30, 2010	Nov. 30, 2009	Nov. 30, 2011 Deferred Compensation, Share-based Payments	Nov. 30, 2010 Deferred Compensation, Share-based Payments	Nov. 30, 2009 Deferred Compensation, Share-based Payments	Nov. 30, 2011 Europe, Australia & Asia ("EAA") P&O Cruises (UK)	Mar. 31, 2008 Europe, Australia & Asia ("EAA") P&O Cruises (UK)	Nov. 30, 2011 Cruise Support	Nov. 30, 2010 Cruise Support	Nov. 30, 2009 Cruise Support	Nov. 30, 2011 Cruise Support Deferred Compensation, Share-based Payments	Nov. 30, 2010 Cruise Support Deferred Compensation, Share-based Payments	Nov. 30, 2009 Cruise Support Deferred Compensation, Share-based Payments	Nov. 30, 2011 Stock Option And Award Plans	Nov. 30, 2011 Employee Stock Option	Nov. 30, 2010 Employee Stock Option	Nov. 30, 2009 Employee Stock Option	Nov. 30, 2011 Employee Stock Option Maximum	Nov. 30, 2011 Employee Stock Option Minimum	Nov. 30, 2011 Stock Options Granted Before October 2005 Year	Nov. 30, 2011 Stock Options Granted After October 2005 Year	Nov. 30, 2011 Directors Plan Year	Nov. 30, 2011 Restricted Stock Awards	Nov. 30, 2011 Restricted Stock Awards Maximum	Nov. 30, 2011 Restricted Stock Awards Minimum	Nov. 30, 2011 Restricted Stock Units	Nov. 30, 2011 Restricted Stock Units Maximum	Nov. 30, 2011 Restricted Stock Units Minimum	Nov. 30, 2011 PBS Year	Nov. 30, 2011 Restricted Stock and Restricted Stock Units Year	Nov. 30, 2010 Restricted Stock and Restricted Stock Units	Nov. 30, 2009 Restricted Stock and Restricted Stock Units	Nov. 30, 2011 Pension Plans, Defined Benefit	Nov. 30, 2010 Pension Plans, Defined Benefit	Nov. 30, 2009 Pension Plans, Defined Benefit	Nov. 30, 2010 Pension Plans, Defined Benefit Cruise Support	Nov. 30, 2011 Defined Contribution Pension	Nov. 30, 2010 Defined Contribution Pension	Nov. 30, 2009 Defined Contribution Pension
Employee Benefits Disclosure [Line Items]
Shares available for future grant																30.3
Share-based compensation expense	$ 46		$ 43	$ 50
Share-based compensation expense included in selling, general and administrative expense	1,717		1,614	1,590	42	40	46			103	98	89
Share-based compensation expense included in cruise payroll expenses	1,723		1,611	1,498									4	3	4
Percentage of exercise price of options to purchase common stock of market value																	100.00%
Award vesting period description																	Employee options either vest evenly over five years or at the end of three years.								RSAs have been granted to certain officers and non-executive board members and either have three or five-year cliff vesting or vest evenly over five years after the grant date			Carnival Corporation and Carnival plc grant RSUs that vest evenly over five years or at the end of three or five years after the grant date and accrue dividend equivalents on each outstanding RSU, in the form of additional RSUs, based on dividends declared
Employee options vesting period																				5 years	3 years			5 years		5 years	3 years		5 years	3 years
Employee options vest terms (in year)																						10	7	10
Intrinsic value of options exercised		[1]															18	17	1
PBS awards earnings per share growth period																															3 years
PBS award opportunity to earn, minimum																															0.00%
PBS award opportunity to earn, maximum																															200.00%
Share based awards, Grant date fair value																																53	28	18
Unrecognized compensation cost																																34
Weighted-average period over which cost is expected to be recognized																															2.2	1.7
Weighted-average discount rates																																			4.50%	5.00%
Liability in cruise payroll and related expense																																						41
Accumulated Pension fund deficit									270
Estimated allocated share of accumulated pension fund deficit								18
Defined plan expense																																			$ 46	$ 85	$ 36		$ 21	$ 20	$ 16

[1]	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2011.